Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Notes Payable	$ 0	$ 64,044
Current Portion, net of discount		64,044
Long-term portion, net of discount	0	0
Leath Note [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross	$ 0	45,294
November 29, 2022 Notes [Member]
Notes Payable – Related Parties - Schedule of Debt, Related Parties (Details) [Line Items]
Long-Term Debt, Gross		$ 18,750